Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Balance	¥ 869,421		¥ 20,596
Increase in goodwill related to acquisition (note xx)	5,266		880,314
Foreign currency translation adjustments	(17,542)		(31,489)
Balance	857,145	$ 124,274	869,421
Color Cosmetics Brands
Goodwill [Line Items]
Balance	20,596		20,596
Increase in goodwill related to acquisition (note xx)	5,266
Balance	25,862		20,596
Skincare Brands [Member]
Goodwill [Line Items]
Balance	848,825
Increase in goodwill related to acquisition (note xx)			880,314
Foreign currency translation adjustments	(17,542)		(31,489)
Balance	¥ 831,283		¥ 848,825